Seller	Loan ID	Seller Loan ID	ALT Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20031	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Business Day Waiting Period Date Warnings	Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved- - Due Diligence Vendor-XX/XX/XXXX Resolved- - Due Diligence Vendor-XX/XX/XXXX Resolved- - Due Diligence Vendor-XX/XX/XXXX Resolved-. - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20032	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (XXXXX)	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. CLOSING DISCLOSURES SENT TO THE BORROWER
XX/XX/XXXX
XX/XX/XXXX - Seller-XX/XX/XXXX

Open-The total amount of the 10% category fees ($872.00) has increased by more than 10% over the current baseline value of ($682.00). The total amount of fees in the 10% category cannot exceed ($750.20). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Title Search, Closing Protection Letter, Title Endorsement Fee). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(XXXXX); 12 CFR 1026.19(e)(3)(iv)). The Initial Loan Estimate reflects the baseline 10% at $750.20. The 10% fees reflected on the Final CD total $872.00, resulting in a variance of ($121.80).  The loan file did not contain a valid COC to support the increase. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. CLOSING DISCLOSURES SENT TO THE BORROWER XX/XX/XXXX XX/XX/XXXX - Seller-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	112-XXXXX - XXXXX - CD - XX.XX.XXXX.pdf 112-XXXXX - XXXXX - CD - XX.XX.XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20032	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (XXXXX)	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. CLOSING DISCLOSURES SENT TO THE BORROWER
XX/XX/XXXX
XX/XX/XXXX - Seller-XX/XX/XXXX

Open-The total amount of the 10% category fees on the last Closing Disclosure ($872.00) has increased by more than 10% over the current baseline value of ($682.00). The total amount of fees in the 10% category cannot exceed ($750.20). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Title Search, Closing Protection Letter, Title Endorsement Fee). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(XXXXX); 12 CFR 1026.19(e)(3)(iv)). The Initial Loan Estimate reflects the baseline 10% at $750.20. The 10% fees reflected on the Final CD total $872.00, resulting in a variance of ($121.80).  The loan file did not contain a valid COC to support the increase. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. CLOSING DISCLOSURES SENT TO THE BORROWER XX/XX/XXXX XX/XX/XXXX - Seller-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	112-XXXXX - XXXXX - CD - XX.XX.XXXX.pdf 112-XXXXX - XXXXX - CD - XX.XX.XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20042	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX
Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX
Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Document Uploaded. Final Title Policy to confirm no other mortgage is listed on the subject property other than XXXXX. Regarding the loan with XXXXX categorized as an Acct Type-Mtg with a Loan Type-Home Improvement is not a mortgage loan and added the debt as an Installment loan. The Fraud Report provided in the loan closing package also does not indicate borrower has other mortgage loans. - Buyer-XX/XX/XXXX
Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements Provide verification of what collateral was used for the home improvement loan that opened XX/XX showing on the credit report that is reporting as a Mortgage. If it is attached to the subject property, provide proof of cancellation or a signed attestation from title company that there isn't a lien against the subject property. If the loan is secured by a different property, additional conditions will apply, including but not limited to proof of PITIA. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

 Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-XX/XX/XXXX

															118-XXXXX XXXXX - FINAL TITLE POLICY.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20042	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Final Title Policy to confirm no other mortgage is listed on the subject property other than XXXXX. Regarding the loan with XXXXX categorized as an Acct Type-Mtg with a Loan
Type-Home Improvement is not a mortgage loan and added the debt as an Installment loan. The Fraud Report provided in the loan closing package also does not indicate borrower has other mortgage loans.
 - Buyer-XX/XX/XXXX
												Open-Provide verification of what collateral was used for the home improvement loan that opened XX/XX showing on the credit report, that is reporting as a Mortgage. If it is attached to the subject property, provide proof of cancellation or a signed attestation from title company that there isn't a lien against the subject property. If the loan is secured by a different property, additional conditions will apply, including but not limited to proof of PITIA. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX	118-XXXXX XXXXX - FINAL TITLE POLICY.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20053	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing Mortgage/Deed of Trust	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-The Deed of Trust is Present - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Secondary Lien Security Instrument - Buyer-XX/XX/XXXX

												Open-The Deed of Trust is Missing - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX Resolved-The Deed of Trust is Present - Due Diligence Vendor-XX/XX/XXXX	122-XXXXX XXXXX - Secondary Lien Security Instrument.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20053	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing Mortgage/Deed of Trust - Not Recorded	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-Evidence of Mortgage Recording is present or Mortgage has been sent for Recording - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. COPY OF DOT - Buyer-XX/XX/XXXX

												Open-Missing evidence of Mortgage recording Missing Mortgage / Deed of Trust - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX Resolved-Evidence of Mortgage Recording is present or Mortgage has been sent for Recording - Due Diligence Vendor-XX/XX/XXXX	122-XXXXX XXXXX - Secondary Lien Security Instrument.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20056	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (XXXXX)	Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: XXXXX XXXXX Prevention Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).    - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved- - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20056	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (XXXXX)	Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: XXXXX XXXXX Prevention Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).    - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved- - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20057	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. See refund check, fedex and pccd.  - Buyer-XX/XX/XXXX

Open-A valid secondary valuation supporting the origination appraisal value is not present. The Final CD reflects an Automated Value Model Fee; however, the AVM is not in the loan file. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

															XXXXX refund check.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20062	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Payment:1stPayment	XXXXX - Days to First Payment	Acknowledged-This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. (XX. Rev. Stat. 408.232.2) This finding is non-material and rated a B. - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX	Acknowledged-This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. (XX. Rev. Stat. 408.232.2) This finding is non-material and rated a B. - Due Diligence Vendor-XX/XX/XXXX
																		XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20064	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Payment:1stPayment	XXXXX - Days to First Payment	Acknowledged-This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. (XX. Rev. Stat. 408.232.2) This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX	Acknowledged-This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. (XX. Rev. Stat. 408.232.2) This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX
																		XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20065	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 1	Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Per UW, this has been extended 540 days from expiration date of XX/XX/XXXX.  - Buyer-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see documentation XXX. Authorization status has been extended per comments from his attorney. - Buyer-XX/XX/XXXX
Counter-The file is missing the borrower's documentation of legal residency. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. See attached ID - Buyer-XX/XX/XXXX
												Open-Missing Borrower Identification - Borrower 1. Missing Borrower Identification - Due Diligence Vendor-XX/XX/XXXX		Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXX id.pdf XXXXX XXXXX Letter for Employer (1).pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20072	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-Received PCCD. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached PCCD and Final SASS, both reflecting disbursement date XX/XX/XXXX.  Thank you. - Buyer-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)  Right to Cancel provided in the loan file reflects a transaction date of (XX/XX/XXXX) with an expiration date of (XX/XX/XXXX). The loan disbursed on (XX/XX/XXXX) per the final CD, which did not give the Borrower a full 3 days rescission. Provide Letter of Explanation, Re-Disclose Correct Information, Proof of Borrower Receipt, and Re-open Rescission. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received PCCD. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20073	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements	Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

												Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements Missing HELOC closure letter for Home Equity Line of Credit paid at closing. - Due Diligence Vendor-XX/XX/XXXX		Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	CLOSURE LETTER.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20073	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	HELOC Closure Letter Not Provided	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

												Open-The Borrower Authorization to Close Out Home Equity Line of Credit (HELOC) was not provided. Missing HELOC closure letter for Home Equity Line of Credit paid at closing. - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	CLOSURE LETTER.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20075	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-Received PCCD. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Final SASS and PCCD, both reflecting the disbursement date as XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received PCCD. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20077	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	State Reg	XX 50(a)(6) Violation: Acknowledgement of Fair Market Value Disclosure Value Does Not Match Appraisal Value	Resolved-Acknowledgement of Fair Market Value Disclosure Value Matching Appraisal Value provided. The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Corrected Acknowledgement of Fair Market Value Disclosure - Buyer-XX/XX/XXXX
												Open-XX 50(a)(6) Violation: Acknowledgement of Fair Market Value Disclosure Value Does Not Match Appraisal Value. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Acknowledgement of Fair Market Value Disclosure Value Matching Appraisal Value provided. The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	162-XXXXX XXXXX - FAIR MARKET VALUE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20078	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Second Home	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20082	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Closing	Borrower 1 Photo ID is expired	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached printout detailing the WA State Driver License grace period. Thank you. - Seller-XX/XX/XXXX

												Open-Borrower photo ID expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. Driver License Expired - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see the attached printout detailing the XX State Driver License grace period. Thank you. - Seller-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XX State Driver License Grace Period.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20082	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Pre-Close Credit Report, reflecting this new debt reporting. Thank you. - Seller-XX/XX/XXXX

Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements Missing evidence of monthly payment and balance for liability 3 from the final 1003. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see the attached Pre-Close Credit Report, reflecting this new debt reporting. Thank you. - Seller-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-XX/XX/XXXX

															XXXXX Pre-Close Credit Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20082	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Pre-Close Credit Report, reflecting this new debt reporting. Thank you. - Seller-XX/XX/XXXX

												Open-Missing evidence of monthly payment and balance for liability 3 from the final 1003. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see the attached Pre-Close Credit Report, reflecting this new debt reporting. Thank you. - Seller-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX Pre-Close Credit Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20082	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20092	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

												Open-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20092	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached CDA. Thank you. - Buyer-XX/XX/XXXX

Open-A valid secondary valuation supporting the origination appraisal value is not present. Per Guidelines, Section 20.1, Missing Collateral Desktop Analysis (CDA). Full appraisal was used for valuation and CU score 3.3; LCA score 4.0. - Due Diligence Vendor-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

															XXXXX CDA.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20096	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20098	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20099	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

												Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20112	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see prior HOI policy - Buyer-XX/XX/XXXX

Open-Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX Effective date taken from Valid Hazard insurance Page #228 - Due Diligence Vendor-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX

															XXXXX HOI policy prior to renwal.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20115	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached PCCD and Final SASS, reflecting the disbursement date of XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)   - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20116	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached PCCD and Final SASS reflecting disbursement date XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)   - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20120	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Late:Grace	XXXXX - Minimum Grace Period (Interest & Usury)	Acknowledged-The late fee grace period is (10.0). The XXXXX Interest and Usury Act prohibits a late charge being imposed before the delinquency has continued for at least 15 days. (XX COML 12-105(c)(3)) This finding is non-material and will be rated a B for all agencies.
 - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX	Acknowledged-The late fee grace period is (10.0). The XXXXX Interest and Usury Act prohibits a late charge being imposed before the delinquency has continued for at least 15 days. (XX COML 12-105(c)(3)) This finding is non-material and will be rated a B for all agencies.
 - Due Diligence Vendor-XX/XX/XXXX
																		XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20121	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	Homeownership Counseling Organizations Disclosure Missing or Incomplete	Resolved-Documentation received - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Homeownership Counseling Disclosure. Thank you. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Documentation received - cleared - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

 Acknowledged-Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX

															XXXXX Homeownership Counseling Disclosure.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20122	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Title Document Missing	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Title Document is not Missing - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Request a Re-review:
For Loan amounts < $250,000 an Owner and Encumbrance (O&E) Property Report is acceptable, see attached report.
Ownership & Encumbrance (O&E) Report to include:
o Current vesting with deed types and grantor name
o Full legal description
o Current tax status information, including installment amounts and any delinquencies
o Open mortgages
o Open liens secured by the subject property
o Unsecured liens and judgments pertaining to the homeowner
o Title chain and related documents
o Current and prior owner liens and judgments - Buyer-XX/XX/XXXX

												Open-Title Document is missing - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Title Document is not Missing - Due Diligence Vendor-XX/XX/XXXX	296-XXXXX XXXXX - Owner and Encumbrance (O&E) Property Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20143	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached VOE. Thank you. - Buyer-XX/XX/XXXX

												Open-Borrower 1 3rd Party VOE Prior to Close Missing VVOE dated within 10 days of the Note date missing. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX VOE Final.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20147	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20153	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Disclosure	TILA: NORTC Missing for one or more borrowers/vested parties	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

												Open-TILA: NORTC Missing for one or more borrowers/vested parties - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX Resolved-TILA: Notice of Right to Cancel is provided - Due Diligence Vendor-XX/XX/XXXX	NoR.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20156	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Initial CD. Thank you. - Seller-XX/XX/XXXX

Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(XXXXX)(A)); XXXXX.19(f)(1)(XXXXX)) The initial, acknowledged, CD is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see the attached Initial CD. Thank you. - Seller-XX/XX/XXXX	Resolved-. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Initial CD.pdf			XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20156	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Haz dated after Disbursement date - cleared - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the XXXX - XXXX Hazard Policy. Thank you. - Buyer-XX/XX/XXXX

												Open-Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX Provide prior policy or evidence to show hazard insurance was effective with sufficient coverage as of closing date. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Haz dated after Disbursement date - cleared - Due Diligence Vendor-XX/XX/XXXX	XXXXX Hazard 25-26 Policy.pdf		Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX	XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20157	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments XXXXX Rescission Tolerance	Resolved-Received Final CD. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. CD-FINAL - Buyer-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
												Open-The disclosed Total of Payments ($X,XXX.XX) is understated by more than $X,XXX.XX when compared to the actual Total of Payments of ($$X,XXX.XX). The difference is ($$X,XXX.XX). After the initiation of XXXXX on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $X,XXX.XX. (12 CFR 1026.23(h)(2)(XXXXX)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received Final CD. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	365-XXXXX XXXXX - CD - Final.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20157	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Received CD. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. CD-FINAL - Buyer-XX/XX/XXXX

												Open-TRID: Missing Final Closing Disclosure Missing Final Closing Disclosure. Compliance will be re-run upon receipt. Additional conditions may apply. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received CD. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX	365-XXXXX XXXXX - CD - Final.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20160	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Payment:1stPayment	XXXXX - Days to First Payment	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Could you please advise what would be acceptable to resolve this condition? Thank you. - Buyer-XX/XX/XXXX
Open-This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. (XX. Rev. Stat. 408.232.2) The first payment date is > 45 days. - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
												Open- - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20160	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Appraisal	Valuation product is deficient	Resolved-The lender provided the required documentation. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see the attached exterior property condition report. Thank you. - Buyer-XX/XX/XXXX
												Open-When two AVM reports are used for valuation, the Guidelines require an AVM through XXXXX with an Exterior Property Condition report. The Property Condition report was not in file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX	XXXXX Exterior Property Condition Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20161	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Payment:1stPayment	XXXXX - Days to First Payment	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Could you please advise what would be acceptable to resolve this condition? Thank you. - Buyer-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open-This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. (XX. Rev. Stat. 408.232.2)  This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX) the Condition has been Valid - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
												Open- - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20162	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20163	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Second Home	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20165	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20169	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20175	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20177	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached PCCD and Final SASS. Thank you. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)   - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS aligns with PCCD.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20181	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached ABAD. Thank you. - Buyer-XX/XX/XXXX

												Open-RESPA: AfBA Disclosure is Missing or Incomplete AfBA Disclosure is Missing - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-XX/XX/XXXX	XXXXX ABAD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20181	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	Homeownership Counseling Organizations Disclosure Missing or Incomplete	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Homeownership Counseling Disclosure. Thank you. - Buyer-XX/XX/XXXX

Open-Homeownership Counseling Organizations Disclosure Missing or Incomplete Homeownership Counseling Organizations Disclosure Missing
												- Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX	XXXXX Homeownership Counseling Disclosure.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20181	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-XX/XX/XXXX

												Open-Borrower 1 Credit Report is Missing. Provide clear copy of Credit Report. Report available in file is not legible. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20182	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20014	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Employment validation/verification standards do not meet requirements	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX
Resolved-ATR Risk - Employment validation/verification standards meet requirements - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. INCOME DOCUMENTATION OF EMPLOYMENT AND VERBAL VERIFICATION OF EMPLOYMENT - XXXXX - Buyer-XX/XX/XXXX
												Open-ATR Risk - Employment validation/verification standards do not meet requirements Missing VVOE for Borrower 2 - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX Resolved-ATR Risk - Employment validation/verification standards meet requirements - Due Diligence Vendor-XX/XX/XXXX	42-XXXXX XXXXX - INCOME DOCUMENTATION OF EMPLOYMENT - XXXXX.pdf 42-XXXXX XXXXX - VERBAL VERIFICATION OF EMPLOYMENT - XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20014	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX
Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. INCOME DOCUMENTATION OF EMPLOYMENT AND VERBAL VERIFICATION OF EMPLOYMENT - XXXXX - Buyer-XX/XX/XXXX
Open-Borrower 2 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-XX/XX/XXXX	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-XX/XX/XXXX

															42-XXXXX XXXXX - INCOME DOCUMENTATION OF EMPLOYMENT - XXXXX.pdf 42-XXXXX XXXXX - VERBAL VERIFICATION OF EMPLOYMENT - XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20189	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20196	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. Acknowledged - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. Acknowledged - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20209	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	RESPA: IEADS Required - Missing or Incomplete	Resolved-RESPA: IEADS Required is Provided or Not Applicable - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. See escrow waiver attached.  - Buyer-XX/XX/XXXX
												Open-RESPA: IEADS Required - Missing - Due Diligence Vendor-XX/XX/XXXX		Resolved-RESPA: IEADS Required is Provided or Not Applicable - Due Diligence Vendor-XX/XX/XXXX	XXXXX - Escrow Waiver.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20212	Closed	XX/XX/XXXX	XX/XX/XXXX	Cured	2 - Non-Material	Compliance	TRID Tolerance	Insufficient Change of Circumstance (XXXXX)	Cured-The lender provided the required documentation and fund to borrower. Condition cured. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached FedEx-Check Image-PCCD. Thank you. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).   - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Cured-The lender provided the required documentation and fund to borrower. Condition cured. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX FedEx -Check Image- PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20212	Closed	XX/XX/XXXX	XX/XX/XXXX	Cured	2 - Non-Material	Compliance	TRID Tolerance	Charges That Cannot Increase Test (XXXXX)	Cured-The lender provided the required documentation and fund to borrower. Condition cured. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached FedEx-Check Image-PCCD. Thank you. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).   - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Cured-The lender provided the required documentation and fund to borrower. Condition cured. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX FedEx -Check Image- PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20212	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-The $XXX is showing on the 1st lien pay history as a trust shortage. Per the UW this is how they are to account for this on HELOANS.  Please review the pay history, provided at page 212 of the shipped loan package. Thank you. - Buyer-XX/XX/XXXX
Open-ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements Missing evidence of "Other" monthly housing payment from the final 1008. - Due Diligence Vendor-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-XX/XX/XXXX

																		XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20212	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-The $XXX is showing on the 1st lien pay history as a trust shortage. Per the UW this is how they are to account for this on HELOANS.  Please review the pay history, provided at page 212 of the shipped loan package. Thank you. - Seller-XX/XX/XXXX
Open-Missing evidence of "Other" monthly housing payment from the final 1008. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-The $XXX is showing on the 1st lien pay history as a trust shortage. Per the UW this is how they are to account for this on HELOANS. Please review the pay history, provided at page 212 of the shipped loan package. Thank you. - Seller-XX/XX/XXXX
														Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20228	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-ATR Risk - Current Income or Current Assets were considered The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see the attached revised 1008 & 1003 with the XX Compensation removed. Thank you. - Buyer-XX/XX/XXXX
												Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Missing verification of XX Compensation used for qualification. - Due Diligence Vendor-XX/XX/XXXX		Resolved-ATR Risk - Current Income or Current Assets were considered The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX Revised 1008 - XX income removed.pdf XXXXX Revised 1003 - XX income removed.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20228	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 Award Letter Missing	Resolved-Borrower 2 Award Letter Provided or Not Applicable (Number of Borrowers equals 2) The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see the attached revised 1008 & 1003 with the XX Compensation removed. Thank you. - Buyer-XX/XX/XXXX
												Open-Borrower 2 Award Letter Missing Missing verification of XX Compensation used for qualification. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Borrower 2 Award Letter Provided or Not Applicable (Number of Borrowers equals 2) The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX Revised 1008 - XX income removed.pdf XXXXX Revised 1003 - XX income removed.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20233	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20239	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements	Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-XX/XX/XXXX

Resolved-Received Final CD. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached final CD from the 1st mortgage closing for REO located at XXXX XXXXX. Thank you.  - Buyer-XX/XX/XXXX

Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements Missing evidence of Hazard Insurance monthly payment and monthly XXXXX fees, if applicable for property 3 from the final 1003. - Due Diligence Vendor-XX/XX/XXXX	Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Received Final CD. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

															XXXXX REO Final CD 1st Mtg XXXX XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20239	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received Final CD. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached final CD from the 1st mortgage closing for REO located at XXXX XXXXX. Thank you.  - Buyer-XX/XX/XXXX

												Open-Missing evidence of Hazard Insurance monthly payment and monthly XXXXX fees, if applicable for property 3 from the final 1003. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received Final CD. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX REO Final CD 1st Mtg XXXX XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20246	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. PCCD attached. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX per the final CD, which did not give the Borrower a full 3 days rescission. Provide Letter of Explanation, Re-Disclose Correct Information, Proof of Borrower Receipt, and Re-open Rescission. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX	XXXXX - PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20249	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Right to Rescind	TILA: Incorrect NORTC model provided - H8 equal or after XX/XX/XXXX (non-material jurisdictions)	Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Open-TILA: Incorrect NORTC model provided - H8 equal or after XX/XX/XXXX (non-material jurisdictions) SFA Position - B exception grade for circuits in which there is no ruling.
												- Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20249	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-Received PCCD. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. PCCD attached. - Buyer-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX per the final CD, which did not give the Borrower a full 3 days rescission. Provide Letter of Explanation, Re-Disclose Correct Information, Proof of Borrower Receipt, and Re-open Rescission.

 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received PCCD. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20250	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20253	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. PCCD attached. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) . - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX	XXXXX - PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20256	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

												Open-Missing Third Party Fraud Report - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XX/XX/XXXX	Fraud Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20259	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved-Received the Initial CD. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Initial CD attached. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-Initial CD is missing - Due Diligence Vendor-XX/XX/XXXX

Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(XXXXX)(A)); XXXXX.19(f)(1)(XXXXX)) - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received the Initial CD. - Due Diligence Vendor-XX/XX/XXXX	XXXXX - Initial CD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20262	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

												Open-E-Consent documentation is missing for borrower(s). - Due Diligence Vendor-XX/XX/XXXX		Resolved-E-Consent documentation for borrower(s) provided. The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	ECONSENT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20263	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	XXXXX	Fees: Limited	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

												Open-Under the XXXXX Beneficiary of Deeds and Trusts Provisions, the payoff demand fee must be less than or equal to $60. (NRS 107.310; 107.260) - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20266	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	XXXXX	Fees: Limited	Resolved-Resolved. The fee was a payoff fee, not a payoff demand fee. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Could you share where you are seeing the payoff demand fee that exceed $60. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-Under the XXXXX Beneficiary of Deeds and Trusts Provisions, the payoff demand fee must be less than or equal to $60. (NRS 107.310; 107.260) - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved. The fee was a payoff fee, not a payoff demand fee. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20273	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-Received PCCD. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Final SASS and PCCD, both reflecting the Disbursement Date XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX per the final CD, which did not give the Borrowers a full 3 days rescission. Provide Letter of Explanation, Re-Disclose Correct Information, Proof of Borrower Receipt, and Re-open Rescission. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received PCCD. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXX Final SASS.pdf XXXXX XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20273	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (XXXXX)	Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached COC issued XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Verification Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Trust Review Fee increased on the LE dated XX/XX/XXXX without a valid COC. No Cure. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXX COC issued XX/XX/XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20273	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (XXXXX)	Resolved-Received COC. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached COC issued XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Verification Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, does not reflect a Trust Review Fee. Final CD dated XX/XX/XXXX reflects a Trust Review Fee of $125.00 added to Section B, which is a zero tolerance section. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $125.00 is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received COC. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXX COC issued XX/XX/XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20273	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached E-consent. Thank you. - Seller-XX/XX/XXXX

												Open-E-Consent documentation is missing for borrower(s). E-Consent documentation is missing for b1 & b2. The Certification of Valuation Delivery shows the appraisal was e-mailed to the borrowers. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see the attached E-consent. Thank you. - Seller-XX/XX/XXXX	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXX E-Consent.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20273	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20281	Closed	XX/XX/XXXX	XX/XX/XXXX	Cured	2 - Non-Material	Compliance	TRID Tolerance	Charges That Cannot Increase Test (XXXXX)	Cured- - Due Diligence Vendor-XX/XX/XXXX

Cured-The lender provided a PCCD to cure tolerance finding due to the borrower. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached FedEx-Check Image-PCCD. Thank you. - Buyer-XX/XX/XXXX

Counter-The Loan Estimate dated XX/XX/XXXX had an additional fee for Automated Value Model Fee in the amount of $10 in Section B that was not listed on the Initial Loan Estimate. This is a zero-tolerance fee. A valid Change of Circumstance is required.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please clarify which fee(s) are being referenced, as I am not seeing an “Appraisal Fee” listed on the Final CD. Thank you for your assistance. - Seller-XX/XX/XXXX

Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Please clarify which fee(s) are being referenced, as I am not seeing an “Appraisal Fee” listed on the Final CD. Thank you for your assistance. - Seller-XX/XX/XXXX	Cured-The lender provided a PCCD to cure tolerance finding due to the borrower. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX FedEx- Check Image- PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20281	Closed	XX/XX/XXXX	XX/XX/XXXX	Cured	2 - Non-Material	Compliance	TRID Tolerance	Insufficient Change of Circumstance (XXXXX)	Cured- - Due Diligence Vendor-XX/XX/XXXX

Cured-The lender provided a PCCD to cure tolerance finding due to the borrower. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached FedEx-Check Image-PCCD. Thank you. - Buyer-XX/XX/XXXX

Counter-The Loan Estimate dated XX/XX/XXXX had an additional fee for Automated Value Model Fee in the amount of $10 in Section B that was not listed on the Initial Loan Estimate. This is a zero-tolerance fee. A valid Change of Circumstance is required. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please clarify which fee(s) are being referenced, as I am not seeing an “Appraisal Fee” listed on the Final CD. Thank you for your assistance. - Buyer-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Cured-The lender provided a PCCD to cure tolerance finding due to the borrower. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX FedEx- Check Image- PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20292	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-PCCD received. Condition resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached PCCD and Final SASS which both reflect the disbursement date XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) 0 - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-PCCD received. Condition resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20300	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Payment:1stPayment	XXXXX - Days to First Payment	Acknowledged-This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. (XX. Rev. Stat. 408.232.2) There are 41 days between first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX) excluding week ends (Lender closed on Saturday) & US holiday XX/XX/XXXX, XXXX (President day) - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX	Acknowledged-This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. (XX. Rev. Stat. 408.232.2) There are 41 days between first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX) excluding week ends (Lender closed on Saturday) & US holiday XX/XX/XXXX, XXXX (President day) - Due Diligence Vendor-XX/XX/XXXX
																		XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20301	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Payment:1stPayment	XXXXX - Days to First Payment	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Please advise on what is an acceptable correction for this suspense. - Buyer-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open-This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. (XX. Rev. Stat. 408.232.2) This loan includes a first payment date of (XX/XX/XXXX) and consummation date of (XX/XX/XXXX). The XXXXX Second Mortgage Loan Interest Provisions prohibit the days until first payment from exceeding 45 days. - Due Diligence Vendor-XX/XX/XXXX
												Open- - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20302	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20303	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	S&P CU/LCA score and secondary product not within tolerance	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

Resolved-AMV received. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. SECONDARY VALUATION - Buyer-XX/XX/XXXX

Counter-A valid secondary review will clear suspense. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please advise on what is needed to clear this suspense. - Buyer-XX/XX/XXXX

Open-S&P value equals C, junior lien and no secondary product. This finding will be rated a C for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-AMV received. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX

															632-XXXXX XXXXX - SECONDARY VALUATION.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20303	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. SECONDARY VALUATION - Buyer-XX/XX/XXXX

												Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-XX/XX/XXXX		Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX	632-XXXXX XXXXX - SECONDARY VALUATION.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20307	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. E CONSENT - Buyer-XX/XX/XXXX

												Open-E-Consent documentation is missing for borrower(s). E-Consent documentation is missing - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-XX/XX/XXXX	633-XXXXX XXXXX - E CONSENT.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20312	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Tolerance:Disclosure	Federal - Homeownership Counseling Disclosure Delivery	Acknowledged-B Grade - Due Diligence Vendor-XX/XX/XXXX

Open-The Homeownership Counseling Organization Disclosure Sent Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under 12 CFR 1026.20, not later than three business days after receipt of an application, or information sufficient to complete an application, the lender must provide the applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. (12 CFR 1026.20) This finding is non-material and will be rated a B for all agencies.
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-B Grade - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20313	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached PCCD and Final SASS, reflecting disbursement date XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX per the final CD, which did not give the Borrower a full 3 days rescission. Provide Letter of Explanation, Re-Disclose Correct Information, Proof of Borrower Receipt, and Re-open Rescission.
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20315	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see CDA report.  - Buyer-XX/XX/XXXX

Counter-XXXX not in file - Small Residential Income Property Appraisal Report in file.  Per GL - CDA required. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-The XXXX was provided and can be located on pages 40-69, there is no other valuations needed per guideline. Please advise where it states an additional appraisal is required.  - Buyer-XX/XX/XXXX

Open-A valid secondary valuation supporting the origination appraisal value is not present. Guidelines require a Collateral Desktop Analysis (CDA) when XXXXX or FHLMC SSR scores are not available. Missing CDA. Additional conditions may apply. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

															XXXXXXX_RDA.pdf			XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20324	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20325	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Credit Report. Upon review of the shipped loan package, pages 116 - 136 contain the credit report and appear to be clear. Thank you for your help.  - Buyer-XX/XX/XXXX

Open-Borrower 1 Credit Report is Partially Present. Provided Credit report is incomplete. (Credit report not legible) - Due Diligence Vendor-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-XX/XX/XXXX

															XXXXX Credit Report.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20332	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see the attached Final SASS, which aligns with the previously uploaded PCCD. Thank you. - Buyer-XX/XX/XXXX
Counter-PCCD provided showing updated disbursement date. However, the final signed CD indicated cash to borrower of $X,XXX.XX and the PCCD provided, dated XX/XX/XXXX, shows $X,XXX.XX. Please provide a copy of the refund check in the amount of $X,XXX,XX with evidence it was sent to borrower.  - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see the attached PCCD. Thank you. - Buyer-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) as per Rescission calculator Disbursement Date before the cancel date - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX PCCD.pdf XXXXX Final SASS which aligns with PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20335	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	S&P CU/LCA score and secondary product not within tolerance	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX
Resolved-AVMs received. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. AVM FOR XXXXX XXXXX AND XXXXX - Buyer-XX/XX/XXXX
Open-S&P value equals C, junior lien and no secondary product. This finding will be rated a C for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-AVMs received. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

															672-XXXXX XXXXX - AVM - XXXXX XXXXX.pdf 672-XXXXX XXXXX - AVM - XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20335	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Missing Doc	Missing Appraisal (Property)	Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. AVM XXXXX - Buyer-XX/XX/XXXX

												Open-Appraisal or other primary valuation product is missing Missing a complete report, only pages XXXX provided - Due Diligence Vendor-XX/XX/XXXX		Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-XX/XX/XXXX	672-XXXXX XXXXX - AVM - XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20335	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. AVM - XXXXX XXXXX - Buyer-XX/XX/XXXX

												Open-A valid secondary valuation supporting the origination appraisal value is not present. Missing Complete report, only page 3 was provided - Due Diligence Vendor-XX/XX/XXXX		Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX	672-XXXXX XXXXX - AVM - XXXXX XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20338	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (XXXXX)	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached revised PCCD with title fess in the correct section C, as borrower shopped for title services. Thank you. - Seller-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The total amount of the 10% category fees ($680.00) has increased by more than 10% over the current baseline value of ($355.00). The total amount of fees in the 10% category cannot exceed ($390.50). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Settlement or Closing Fee). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(XXXXX); 12 CFR 1026.19(e)(3)(iv)). - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see the attached revised PCCD with title fess in the correct section C, as borrower shopped for title services. Thank you. - Seller-XX/XX/XXXX	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Revised PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20338	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (XXXXX)	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached revised PCCD with title fess in the correct section C, as borrower shopped for title services. Thank you. - Seller-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The total amount of the 10% category fees on the last Closing Disclosure ($680.00) has increased by more than 10% over the current baseline value of ($355.00). The total amount of fees in the 10% category cannot exceed ($390.50). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Settlement or Closing Fee). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(XXXXX); 12 CFR 1026.19(e)(3)(iv)). - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see the attached revised PCCD with title fess in the correct section C, as borrower shopped for title services. Thank you. - Seller-XX/XX/XXXX	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Revised PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20338	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-Received PCCD. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached PCCD and Final SASS, both reflecting the Disbursement Date XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)  Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX per the final CD, which did not give the Borrower a full 3-day rescission. Provide Letter of Explanation, Re-Disclose Correct Information, Proof of Borrower Receipt, and Re-open Rescission. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received PCCD. - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20340	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. Lender provided evidence of the refund for the AVM. A secondary valuation product was not required per guidelines, since a XXXX was the primary appraisal product. Finding Resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached FedEx-Check Image-PCCD reflecting the AVM Fee refunded to the borrower. Thank you. - Buyer-XX/XX/XXXX

Open-A valid secondary valuation supporting the origination appraisal value is not present. The final CD reflects an Automated Value Model Fee; however, the AVM was not found in file. - Due Diligence Vendor-XX/XX/XXXX	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. Lender provided evidence of the refund for the AVM. A secondary valuation product was not required per guidelines, since a XXXX was the primary appraisal product. Finding Resolved. - Due Diligence Vendor-XX/XX/XXXX

															XXXXX FedEx-Check Image-PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20343	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Loan Disbursed Date:  XX/XX/XXXX.
Post Close CD sent to borrower with close date of XX/XX/XXXX matching Final Settlement Statement
PCCD and Final SASS confirming loan closed/disbursed date - Buyer-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)  The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX	672-XXXXX XXXXX - Final SASS-HUD-1.pdf 672-XXXXX XXXXX - CD - Post Close - Mailed to Bwr.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20343	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-Not required per GLs - rescinded - Due Diligence Vendor-XX/XX/XXXX
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Stand-Alone Second Loan - XXXXX XXXXX XXXXX - Loan amount $X,XXX.XX
Loan amount < than $250,000. Obtain one of the following: Drive-by Appraisal Form XXXX
Secondary Valuation not required.
Please advise. - Buyer-XX/XX/XXXX
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Not required per GLs - rescinded - Due Diligence Vendor-XX/XX/XXXX

 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

															672-XXXXX XXXXX - APPRAISAL AND SSR.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20353	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 2	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Borrower Identification - Borrower 2 provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Patriot Act. Thank you. - Buyer-XX/XX/XXXX

												Open-Missing Borrower Identification - Borrower 2. The Patriot Act Form provided was signed but not completed. - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower Identification - Borrower 2 provided. - Due Diligence Vendor-XX/XX/XXXX	Passage Patriot Act - Both Borrowers.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20353	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 1	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Patriot Act. Thank you. - Buyer-XX/XX/XXXX

												Open-Missing Borrower Identification - Borrower 1. The Patriot Act Form provided was signed but not completed. - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-XX/XX/XXXX	Passage Patriot Act - Both Borrowers.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20355	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20355	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	PUD Rider is Missing	Resolved-Updated appraisal provided showing not PUD. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached revised Appraisal and SSRs - Not in a PUD.  Thank you. - Buyer-XX/XX/XXXX

												Open-Missing Mortgage Riders – PUD Rider - Due Diligence Vendor-XX/XX/XXXX		Resolved-Updated appraisal provided showing not PUD. - Due Diligence Vendor-XX/XX/XXXX	XXXXX revised SSRs.pdf XXXXX Revised Appraisal - Not in a PUD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20358	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. VOE attached. - Buyer-XX/XX/XXXX

												Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXX - Final VOE - Suspense Item.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20361	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached CDA. Thank you. - Buyer-XX/XX/XXXX

Open-A valid secondary valuation supporting the origination appraisal value is not present. The Preferred CES Guidelines require a Collateral Desktop Analysis (CDA) when a full appraisal is utilized. No CDA in file. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

															XXXXX XXXXX CDA.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20362	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached CDA. Thank you. - Buyer-XX/XX/XXXX

Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-XX/XX/XXXX

															XXXXX XXXXX CDA.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20368	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Purchase	NA	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20370	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	XXXXX	Fees: Limited	Resolved-The Payoff fee is not for the payoff of any liens on property, only non-liens which not covered under state law provision. The finding is resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please clarify where you are seeing a Deed of Trust payoff demand fee. The loans paid off at closing were credit card accounts and an auto loan.  Please advise. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-Under the XXXXX Beneficiary of Deeds and Trusts Provisions, the payoff demand fee must be less than or equal to $60. (NRS 107.310; 107.260) - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The Payoff fee is not for the payoff of any liens on property, only non-liens which not covered under state law provision. The finding is resolved. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

																		XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20373	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached PCCD and Final SASS, reflecting disbursement date XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)  The loan file contains a certified Alta Statement showing a disbursement date of XX/XX/XXXX. However, the settlement date is not accurate.  - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20373	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached WVOE. Thank you. - Seller-XX/XX/XXXX

Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Missing YTD paystub and XXXX W2 for borrower's wage job. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see the attached WVOE. Thank you. - Seller-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-XX/XX/XXXX

															XXXXX WVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20373	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Paystubs Missing	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see the attached WVOE. Thank you. - Buyer-XX/XX/XXXX
												Open-Borrower 1 Paystubs Missing The Lender Income Calculation Worksheet in file shows YTD earnings in the amount of $XXXX with paid through date XX/XX/XXXX. No paystub in file. Provide paystub reflecting this income. Additional conditions may apply. - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXX WVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20373	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 W2/XXXXX Missing	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Borrower 1 W2/XXXXX Provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached WVOE. Thank you. - Seller-XX/XX/XXXX

												Open-Borrower 1 W2/XXXXX Missing Missing XXXX W2 as shown on the Income Calculation Worksheet in file. Only the XXXX W2 was provided. Additional conditions may apply. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Please see the attached WVOE. Thank you. - Seller-XX/XX/XXXX	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower 1 W2/XXXXX Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXX WVOE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20377	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20381	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

Resolved-RESPA: AfBA Disclosure is Missing or Incomplete - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Open-RESPA: AfBA Disclosure is Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX

 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

 Resolved-RESPA: AfBA Disclosure is Missing or Incomplete - Due Diligence Vendor-XX/XX/XXXX

															ABA Disclosure.pdf ABA Disclosure.pdf			XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20382	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20384	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-XXXX Holiday Schedule provided showing closed Thanksgiving and day after (XX/XX/XXXX and XX/XX/XXXX). Application Date XX/XX/XXXX, LE provided XX/XX/XXXX which was within 3 days (day 1=XX/XX/XXXX, day 2=XX/XX and day 3=XX/XX/XXXX). - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. XXXXX XXXX THANKSGIVING HOLIDAY SCHEDULE - Buyer-XX/XX/XXXX
Counter-Please provide a copy of the Holiday Schedule for XXXX or other evidence showing the office was closed on XX/XX/XXXX.  - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Application taken XX/XX/XXXX - XXXXX OFFICES CLOSED XX/XX/XXXX-XX/XX/XXXX
RESPA DAY 1: XX/XX/XXXX
RESPA DAY 2: XX/XX/XXXX
RESPA DAY 3: XX/XX/XXXX

Please advise.
 - Buyer-XX/XX/XXXX
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(XXXXX))  The application date is XX/XX/XXXX; however, the initial disclosures were not provided until XX/XX/XXXX. Provide evidence the lender was not open for business on Friday XX/XX/XXXX for purposes of disclosure timing. Additional conditions may apply. - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-XXXX Holiday Schedule provided showing closed Thanksgiving and day after (XX/XX/XXXX and XX/XX/XXXX). Application Date XX/XX/XXXX, LE provided XX/XX/XXXX which was within 3 days (day 1=XX/XX, day 2=XX/XX and day 3=XX/XX). - Due Diligence Vendor-XX/XX/XXXX

															XXXX XXXXX XXXXX SCHEDULE.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20385	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Credit	Eligibility	Trade line count does not meet program requirements	Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Waived-Guidelines require a minimum of 3 established open and active tradelines on the credit report for all borrowers using income to qualify. The CB has only 1 tradeline. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-XX/XX/XXXX	Waived-Guidelines require a minimum of 3 established open and active tradelines on the credit report for all borrowers using income to qualify. The CB has only 1 tradeline. Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-XX/XX/XXXX

																	Low LTV/CLTV and Reserves	XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20027	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved-Received the Initial CD. - Due Diligence Vendor-XX/XX/XXXX

Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(XXXXX)(A)); XXXXX.19(f)(1)(XXXXX)) The initial CD is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received the Initial CD. - Due Diligence Vendor-XX/XX/XXXX Resolved-. - Due Diligence Vendor-XX/XX/XXXX	INITIAL CD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20388	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20392	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	The Note is Missing	Resolved-Received a copy of the Note. - Due Diligence Vendor-XX/XX/XXXX

Resolved-The Note is Present - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see copy of note.  - Buyer-XX/XX/XXXX

												Open-The Note is Missing Provide copy of NOTE document, it is not available in the file - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received a copy of the Note. - Due Diligence Vendor-XX/XX/XXXX Resolved-The Note is Present - Due Diligence Vendor-XX/XX/XXXX	XXXXX note 1.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20396	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	Homeownership Counseling Organizations Disclosure Missing or Incomplete	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Homeownership Counseling Organizations Disclosure attached. - Buyer-XX/XX/XXXX

												Open-Homeownership Counseling Organizations Disclosure Missing or Incomplete - Due Diligence Vendor-XX/XX/XXXX		Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX Homeownership Counseling.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20403	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Received insurance doc. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Earthquake Insurance Binder for Supplement Insurance amount on the 1008 - Buyer-XX/XX/XXXX

Open-Evidence to Verify Supplement insurance provided in 1008
												- Due Diligence Vendor-XX/XX/XXXX		Resolved-Received insurance doc. - Due Diligence Vendor-XX/XX/XXXX	826-XXXXX XXXXX - Earthquake Insurance.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20403	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements	Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Earthquake Insurance Binder for Supplement Insurance amount on the 1008 - Buyer-XX/XX/XXXX

												Open-ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements The loan file is missing evidence of the Supplemental insurance as disclosed on the 1008. - Due Diligence Vendor-XX/XX/XXXX		Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-XX/XX/XXXX	826-XXXXX XXXXX - Earthquake Insurance.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20406	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 2	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Borrower Identification - Borrower 2 provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. BORROWER IDENTIFICATION - XXXXX - Buyer-XX/XX/XXXX

												Open-Missing Borrower Identification - Borrower 2. - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower Identification - Borrower 2 provided. - Due Diligence Vendor-XX/XX/XXXX	830-XXXXX XXXXX - BORROWER IDENTIFICATION - XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20406	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing Borrower Identification - Borrower 1	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. BORROWER IDENTIFICATION - XXXXX - Buyer-XX/XX/XXXX

												Open-Missing Borrower Identification - Borrower 1. - Due Diligence Vendor-XX/XX/XXXX		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower Identification - Borrower 1 provided. - Due Diligence Vendor-XX/XX/XXXX	830-XXXXX XXXXX - BORROWER IDENTIFICATION - XXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20419	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20433	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement Violation) (TILA)	Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached PCCD and Final SASS, both showing the disbursement date XX/XX/XXXX. Thank you. - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)   - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-PCCD provided - cleared - Due Diligence Vendor-XX/XX/XXXX	XXXXX Final SASS.pdf XXXXX PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20435	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

												Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(XXXXX)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20435	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered At Least Seven Business Days Before Consummation	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

												Open-The Initial Loan Estimate was delivered or placed in the mail on (XX/XX/XXXX), which is not seven business days before the consummation date of (XX/XX/XXXX). Seven business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the seventh business day before consummation of the transaction. (12 CFR 1026.19(e)(1)(XXXXX)(B)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20435	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

												Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(XXXXX)(A)); XXXXX.19(f)(1)(XXXXX)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20435	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Disclosure Date on or after Closing Disclosure Date (Investment Property Warning)	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

												Open-The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(XXXXX)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20435	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Disclosure Date on or after Closing Disclosure Date	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

												Open-The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(XXXXX)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20435	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Disclosure Tolerance	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX
												Open-The disclosed Total of Payments ($X,XXX.XX) is understated by more than $X,XXX.XX when compared to the actual Total of Payments ($X,XXX.XX). The difference is ($X,XXX.XX). Regulation Z considers the disclosed Total of Payments inaccurate if it understated by more than $X,XXX.XX. (12 CFR 1026.38(o)(1)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20435	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

												Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(XXXXX)(A)); XXXXX.19(f)(1)(XXXXX)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20437	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20446	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements	Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-XX/XX/XXXX
Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX
Open-ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see the attached Mortgage Statement. The UW included $XXX as an "other" monthly expense to ensure the total current payment matches the mortgage statement. - Buyer-XX/XX/XXXX
												Open-ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements Supporting documentation is missing for subject property other expenses of $XXX per month. - Due Diligence Vendor-XX/XX/XXXX		Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-XX/XX/XXXX Resolved-Documentation provided - cleared - Due Diligence Vendor-XX/XX/XXXX	XXXXX Other on 1008.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20446	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Documentation/Explanation provided - cleared - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see the attached Mortgage Statement. The UW included $XXX as an "other" monthly expense to ensure the total current payment matches the mortgage statement. - Buyer-XX/XX/XXXX
												Open-Supporting documentation is missing for subject property other expenses of $XXX per month. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Documentation/Explanation provided - cleared - Due Diligence Vendor-XX/XX/XXXX	XXXXX Other on 1008.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX		BRAVO2026CES20451	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20452	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Balance Sheet Missing	Resolved-Borrower 1 Balance Sheet Provided The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Balance Sheet. Thank you. - Buyer-XX/XX/XXXX

												Open-Borrower 1 Balance Sheet Missing Guidelines require Profit and Loss Statement and Balance Sheet for self-employment on a stand-alone 2nd lien. The Balance Sheet was not in file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Borrower 1 Balance Sheet Provided The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX Balance Sheet.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20456	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

												Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX						XX	Investment	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20456	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Received CDA. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached CDA. - Buyer-XX/XX/XXXX

												Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Received CDA. - Due Diligence Vendor-XX/XX/XXXX	XXXXX CDA.pdf			XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20457	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Late:Grace	XXXXX - Minimum Grace Period (Interest & Usury)	Acknowledged-The late fee grace period is (10.0). The XXXXX Interest and Usury Act prohibits a late charge being imposed before the delinquency has continued for at least 15 days. (XX COML 12-105(c)(3)) Non-material. - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX	Acknowledged-The late fee grace period is (10.0). The XXXXX Interest and Usury Act prohibits a late charge being imposed before the delinquency has continued for at least 15 days. (XX COML 12-105(c)(3)) Non-material. - Due Diligence Vendor-XX/XX/XXXX
																		XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	Investor Post-Close	No
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20462	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-XX/XX/XXXX

Resolved-Final, signed CD for 3b property was provided with AUS showing funds from subject transaction were used for the cash to close. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached Final AUS and Final URLA for REO located at XXXXX XXXXX XXXXX XXXXX. Thank you - Buyer-XX/XX/XXXX

Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Missing documentation of recent purchase of REO 3b to verify PITIA and assets used at purchase. - Due Diligence Vendor-XX/XX/XXXX	Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Final, signed CD for 3b property was provided with AUS showing funds from subject transaction were used for the cash to close. - Due Diligence Vendor-XX/XX/XXXX

															XXXXX AUS XXXXX XXXXX XXXXX Trl.pdf XXXXX Final URLA XXXXX XXXXX XXXXX Trail.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20462	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Final, signed CD for 3b property was provided with AUS showing funds from subject transaction were used for the cash to close. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see the attached Final CD for the purchase of XXXXX XXXXX XXXXX XXXXX. Thank you. - Buyer-XX/XX/XXXX
												Open-Missing documentation of recent purchase of REO 3b to verify PITIA and assets used at purchase. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Final, signed CD for 3b property was provided with AUS showing funds from subject transaction were used for the cash to close. - Due Diligence Vendor-XX/XX/XXXX	XXXXX REO XXXXX XXXXX XXXXX Trl Final CD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20463	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(XXXXX)(A)); XXXXX.19(f)(1)(XXXXX)) . - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20463	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(XXXXX)(A)); XXXXX.19(f)(1)(XXXXX)) . - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Investment	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20465	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see the attached updated Hazard EOI. Thank you. - Buyer-XX/XX/XXXX

												Open-Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX - Due Diligence Vendor-XX/XX/XXXX		Resolved-Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXX EOI.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20475	Closed	XX/XX/XXXX	XX/XX/XXXX	Cured	2 - Non-Material	Compliance	TRID Tolerance	Insufficient Change of Circumstance (XXXXX)	Cured-Received LOX, copy of check, PCCD and proof of delivery. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Counter- - Due Diligence Vendor-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee, Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Charges originating in Section B are subject to 0% variance.  The Initial LE does not reflect a Automated Value Model and Inspections Fee. The lender did not provide a valid COC for the increase, and the final CD reflects an Automated Value Model Fee as $10.00 and Inspections Fee of $55.00.  The resulting changes resulting in a variance of ($65.00).  Provide corrected CD, evidence of refund to the Borrower, letter of explanation and proof of delivery to the Borrower - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Automated Value Model Fee increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX		Cured-Received LOX, copy of check, PCCD and proof of delivery. - Due Diligence Vendor-XX/XX/XXXX	XXXXX BORR REFUND.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20475	Closed	XX/XX/XXXX	XX/XX/XXXX	Cured	2 - Non-Material	Compliance	TRID Tolerance	Charges That Cannot Increase Test (XXXXX)	Cured-Received LOX, copy of check, PCCD and proof of delivery. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Counter- - Due Diligence Vendor-XX/XX/XXXX

Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee, Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Charges originating in Section B are subject to 0% variance.  The Initial LE does not reflect a Automated Value Model and Inspections Fee. The lender did not provide a valid COC for the increase, and the final CD reflects an Automated Value Model Fee as $10.00 and Inspections Fee of $55.00.  The resulting changes resulting in a variance of ($65.00).  Provide corrected CD, evidence of refund to the Borrower, letter of explanation and proof of delivery to the Borrower - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects an Automated Value Model Fee of $0. Post-Closing CD dated XX/XX/XXXX reflects an Automated Value Model Fee of $10.The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $10 is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

												Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Cured-Received LOX, copy of check, PCCD and proof of delivery. - Due Diligence Vendor-XX/XX/XXXX	XXXXX BORR REFUND.pdf			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A
XXXXX XXXXXXXX	XXXXXXXXXX	BRAVO2026CES20475	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (XXXXX)	Resolved-Corrected final CD fee input, invalid finding. - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Good morning, It appears the total refund amount would be $55 + $10 = $65.00. Please let me know if you agree with this total. Thank you - Seller-XX/XX/XXXX

Ready for Review-What is the total amount that you have concluded needs to be refunded to the borrower for these 4 findings?  - Seller-XX/XX/XXXX

Open-The total amount of the 10% category fees ($85.00) has increased by more than 10% over the current baseline value of ($60.00). The total amount of fees in the 10% category cannot exceed ($66.00). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Inspection Fee). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(XXXXX); 12 CFR 1026.19(e)(3)(iv)). The provider (XXXXX XXXXX) listed on the WLSP matches the provider disclosed on the PCCD dated XX/XX/XXXX for the Inspection Fee. Provide lender attestation or additional supporting documentation to evidence 1) borrower shopped and selected different provider office location or 2) fee variances result from selection of different provider office. Otherwise, a tolerance cure of $55.00 is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Good morning, It appears the total refund amount would be $55 + $10 = $65.00. Please let me know if you agree with this total. Thank you - Seller-XX/XX/XXXX

 Ready for Review-What is the total amount that you have concluded needs to be refunded to the borrower for these 4 findings?  - Seller-XX/XX/XXXX

														Resolved-Corrected final CD fee input, invalid finding. - Due Diligence Vendor-XX/XX/XXXX Resolved- - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXX	N/A	N/A